Cover	Dec. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	000-15113
Entity Registrant Name	Veritec, Inc.
Entity Central Index Key	0000773318
Entity Tax Identification Number	95-3954373
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2445 Winnetka Avenue N.
Entity Address, City or Town	Golden Valley
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55427
City Area Code	(763)
Local Phone Number	253-2670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false